Debt	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Debt
4.
DEBT

On August 2, 2023, the Company closed the placement of $35 million senior secure notes due 2029. The proceeds from these notes were used to pay-off the pre-existing Loan and Subscription Agreement.

The terms of the senior secure notes include:

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a term of 6 years and maturity date of June 30, 2029;
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the notes bear interest at a fixed rate of 15% per annum and include an upfront fee of 2% of the principal payment;
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the Company is permitted to prepay all (but not less than all) of the notes beginning on July 1, 2025 subject to a redemption premium of (i) 7.5% of the principal to be redeemed on or prior to August 2, 2026, (ii) 5.0% of the principal to be redeemed after August 2, 2026 or on or prior to August 2, 2027, (iii) 2.5% of the principal to be redeemed after August 2, 2027 or on or prior to August 2, 2028, (iv) 0% of the principal to be redeemed after August 2, 2028;
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the investors will be issued 10 million warrants, each exercisable into one share of Class A common stock at an exercise price of $1.00 per share, with such warrants expiring on June 30, 2030;
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each of the Company's material subsidiaries will guarantee the notes;
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the notes and the related guarantees will be secured by a lien on substantially all of the property and assets of the Company and the guarantors of the notes.
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financial covenants requirements as follows:
o
minimum adjusted EBITDA of (i) $5,000,000 for the fiscal year ended December 31, 2023, (ii) $15,000,000 for the fiscal year ended December 31, 2024 and (iii) $25,000,000 for the fiscal year ended December 31, 2025;
o
minimum liquidity of $5,000,000 measured at each quarter end;
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collateral substantially of all the Company's assets.

The Company determined that the terms of the Warrants issued in the financing require the Warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $3.8 million related to the Warrants along with a corresponding credit to additional paid in capital. As the Warrants are classified as equity warrants the Company will not remeasure the Warrants each accounting period.

Since the Warrants may purchase a fixed number of shares for a fixed price, the Company chose to use the Monte Carlo option pricing model to value the warrants at issuance. The inputs selected are: underlying stock price at date of issuance of $0.85 per share, exercise price of $1.0 per share, expected term of 6.91 years, dividends of $0, a risk free rate of 4.21%, and volatility of 50%.

The debt issuance costs resulting from the warrants along with other direct costs of the financing will be amortized to interest expense using the effective interest method.

On January 27, 2023, the Company announced an up to $5.0 million loan (the "Loan") with a key investor to provide working capital and additional liquidity to support GlobalX’s rapidly growing operations. The net proceeds of the Loan will be used to further the business objectives of the Company and to secure additional aircraft for charter operations. As of September 30, 2023, the Company received $2.5 million from the loan and this balance was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023.

The terms of the promissory note (the "Note") issued in connection with Loan include:

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a maturity date of 6 months from the date of issuance (the “Maturity Date”) and the principal amount of the Note, together with any accrued and unpaid interest, will be payable on the Maturity Date;
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the Note bears interest at the rate of 20% per annum, accruing monthly and payable on the Maturity Date;
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the principal amount of the Note will be advanced in two tranches of $2.5 million each. The first tranche was advanced within one business day and the second tranche will be advanced after the Company delivers a draw down notice, but subject to the lender receiving internal approval for the second tranche; and
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the Note is unsecured, is not convertible and provides for no warrants.

On March 17, 2022, the Company entered into agreements (each a “Subscription Agreement”) pursuant to which the Company sold $6.0 million of its securities (the “Financing”). The securities sold in the Financing consisted of (1) non-convertible debentures (each, a “Debenture”) and (2) one common stock purchase warrant (each, a “Warrant”) for every US$1.24 of principal of the Debentures purchased for gross proceeds of up to $6.0 million. Each Warrant is exercisable into one share of common stock (each, a “Warrant Share”) at an exercise price of US$1.24 per Warrant Share with an exercise period of 24 months from the date of closing. This loan was paid off in connection with the new $35.0 million secured notes closed on August 2, 2023 and the outstanding balance related to debt costs and discounts of approximately $945 thousand was written off.

The terms of the Debentures include:

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a maturity date of 24 months from the date of issuance (the “Maturity Date”) and the principal amount of the Debentures, together with any accrued and unpaid interest, will be payable on the Maturity Date;
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the Debentures bear interest (the “Interest”) at the rate of 15% per annum, which Interest will be payable in cash quarterly in arrears;
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the Company has the option to prepay the principal amount of the Debentures on 30 business days’ notice, provided that if repaid in the first year, the Company must provide a payment such that the holders of the Debentures receive at least 10% premium on the principal amount, after deducting any prior Interest payments from such premium; and
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it is intended that repayment by the Company of amounts owing under the Debentures will be secured by a secured lien on the tangible fixed assets of the Company

The Company determined that the terms of the Warrants issued in the financing require the Warrants to be classified as equity. Accordingly, upon issuance, the Company recorded debt issuance costs of $2.1 million related to the Warrants along with a corresponding credit to additional paid in capital. As the Warrants are classified as equity warrants the Company will not remeasure the Warrants each accounting period.

Since the Warrants may purchase a fixed number of shares for a fixed price, the Company chose to use the Black-Scholes option pricing model to value the warrants at issuance. The inputs selected are: underlying stock price at date of issuance of $1.04 per share, exercise price of $1.24 per share, expected term of 2 years, dividends of $0, a risk free rate of -0.6%, and volatility of 143%.

The debt issuance costs resulting from the warrants along with other direct costs of the Financing will be amortized to interest expense using the effective interest method.

As of September 30, 2023, Current Portion of Notes Payable includes the outstanding balance of $397,168 ($550,000 CAD), in connection with the payment plan agreed by Global Crossing Airlines and GEM for the $2,000,000 CAD final settlement.